Long-Term Debt - Additional Information (Details) $ in Millions	6 Months Ended
Jun. 30, 2021 USD ($)
Long-Term Debt
Outstanding debt	$ 1,003.2
Partnership's loan agreements | London Interbank Offered Rate (LIBOR) | Minimum [Member]
Long-Term Debt
Long-term debt, fixed margin percentage	1.75%
Partnership's loan agreements | London Interbank Offered Rate (LIBOR) | Maximum [Member]
Long-Term Debt
Long-term debt, fixed margin percentage	2.40%
$25 million revolving credit facility
Long-Term Debt
Debt instrument face amount	$ 25.0